(2) Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	9 Months Ended
Jun. 30, 2013
Policies
(4) Recently Issued Accounting Standards

(4)           RECENTLY ISSUED ACCOUNTING STANDARDS

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies, which are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

Scenario, Previously Reported
Policies
(4) Recently Issued Accounting Standards

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies, which are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.